Retained Earnings	6 Months Ended
Jun. 30, 2025
Retained Earnings [Abstract]
Retained earnings
20.	Retained earnings

a)	The Group was in a net loss and net income position for the six months ended June 30, 2025 and 2024, respectively, and no earnings distribution was resolved by the Board of Directors.